Distribution of the Bank's profit and Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Distribution of the Bank?s profit and Earnings per share
Schedule of distribution of the Bank?s profit

	2017	2018	2019

Profit of the year	18,678	19,356	20,381
Dividends declared	8,910	9,228	10,293
Dividend per share (pesos)	1.31	1.36	1.52
Date of payment	05/30/2017 and	06/29/2018 and	05/28/2019 and
	12/27/2017	12/28/2018	12/27/2019

Earnings per share basic and diluted

Accordingly, basic earnings per share after the Merger were determined as follows:

	2017	2018	2019

Profit attributable to the Parent	18,678	19,353	20,381
Profit attributable to the Parent (net of non-controlling interest)	18,678	19,353	20,381
Weighted average number of shares outstanding	6,777,381,551	6,776,220,369	6,775,455,458
Basic earnings per share (pesos)	2.76	2.86	3.01

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d).

Accordingly, diluted earnings per share after the Merger were determined as follows:

	2017	2018	2019

Profit attributable to the Parent	18,678	19,353	20,381
Profit attributable to the Parent (net of non-controlling interest)	18,678	19,353	20,381
Weighted average number of shares outstanding	6,777,381,551	6,776,220,369	6,775,455,458
Dilutive effect of rights on shares	9,612,806	10,773,988	11,538,899
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	2.75	2.85	3.00